RELATED-PARTY TRANSACTIONS AND ARRANGEMENTS (Management Fees) (Detail) - Advisors	Aug. 20, 2019 USD ($)
Related Party Transaction [Line Items]
Management fee per annum	$ 250,000
Management fee per quarter	$ 62,500
Management fee percent per annum	1.50%
Management fee percent per quarter	0.375%